WARRANTS (Details Narrative)	12 Months Ended
Dec. 31, 2024 Integer $ / shares
Class of Warrant or Right [Line Items]
Public warrants expiration term	6 months
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant exercise period condition two	12 months
Redemption price per public warrant	$ 0.01
Redemption period	30 days
Warrant redemption condition minimum share price	$ 18.00
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants | Integer	30
Warrant [Member]
Class of Warrant or Right [Line Items]
Threshold issue price for capital raising purposes in connection with the closing of a business combination	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%
Threshold trading days for calculating market value	20 days
Warrants and rights outstanding exercisable term after business combination	5 years
Warrant [Member] | Redemption of Warrants when Price Per Share of Class Common Stock Equals or Exceeds 9.50 [Member]
Class of Warrant or Right [Line Items]
Threshold issue price for capital raising purposes in connection with the closing of a business combination	$ 9.20
Class of warrant or right adjustment of exercise price of warrants or rights percent based on market value and newly issued price	115.00%
Warrant [Member] | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 18. 00 [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right redemption of warrants or rights stock price trigger	$ 18.00
Adjustment one of redemption price of stock based on market value and newly issued price, percentage	180.00%